Goodwill - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Beginning balance, Cost	$ 9,020	$ 9,029
Accumulated impairment at January 1, 2018	(154)	(186)
Beginning balance, Book value	8,866	8,843
Changes in book value:
Acquisitions	11
Translation differences	(20)	51
Total changes	(9)	23
Ending balance, Cost	8,971	9,020
Accumulated impairment at December 31, 2018	(114)	(154)
Ending balance, Book value	8,857	8,866
Freescale Semiconductor, Ltd. [Member]
Changes in book value:
Purchase accounting and other adjustments related to Freescale acquisition	$ 0	$ (28)